Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expense	$ 15,597	$ 113,140	$ 343,839
TEMPO AUTOMATION INC
Prepaid expense	421,000	650,000	458,000
Other current assets	512,000	242,000	77,000
Total prepaid expenses and other current assets	$ 933,000	$ 892,000	$ 535,000